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                                                               Michele H. Abate
                                                      Associate General Counsel

Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

                                          September 6, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Brighthouse Variable Life Account One
     File No. 811-07971

Commissioners:

The Semi-Annual Reports for the period ended June 30, 2019 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Brighthouse Variable Life Account One of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Report for the Invesco V.I. International Growth Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File
No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Report for the DWS Government & Agency Securities VIP of Deutsche DWS Variable Series II is incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Semi-Annual Report for the Templeton Foreign VIP Fund of Franklin Templeton Variable Insurance Products Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Report for the Putnam VT Sustainable Leaders Fund of Putnam Variable Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

Sincerely,

/s/ Michele H. Abate
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Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company